Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Aug. 16, 2021	Nov. 14, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Stock issued during period, shares	85,000
Aggregate proceeds from issuance of shares			$ 3,060,809	$ 2,694,335	$ 16,255,235
Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, shares			971,867
Aggregate proceeds from issuance of shares			$ 3,435,809
Subsequent Event [Member] | Purchase Agreement [Member]
Subsequent Event [Line Items]
Stock issued during period, shares		56,678
Aggregate proceeds from issuance of shares		$ 105,397